Loans payable (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Borrowings [abstract]
Opening balance at the beginning of the reporting period	$ 227,971	$ 0
Loans drawn	261,296	261,000
Loans acquired through a business combination with Nexus	0	95
Loans repaid	(312,766)	(35,000)
Loan fees incurred	(1,573)	(3,636)
Loan fees amortization	1,584	2,004
Loans interest expense raised	12,081	10,020
Interest paid on loans	(13,742)	(6,502)
Currency translation adjustment on loans	17	(10)
Closing balance at the end of the reporting period	174,868	227,971
Current borrowings	0	78,518
Non-current portion of non-current borrowings	$ 174,868	$ 149,453